Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2012
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2012 and 2011 are as follows:

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥27,172	¥—	¥—	¥27,172
Financial service industry	16,166	—	—	16,166
Other	2,595	—	—	2,595
Derivatives
Forward contracts	—	2,250	—	2,250
Option contracts	—	5	—	5
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,590	—	1,590

Total Assets	¥45,933	¥3,845	¥—	¥49,778

Liabilities
Derivatives
Forward contracts	¥—	¥8,543	¥—	¥8,543
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,177	—	1,177
Other	—	53,103	752	53,855

Total Liabilities	¥—	¥62,823	¥752	¥63,575

At March 31, 2011	Millions of yen
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥30,219	¥—	¥—	¥30,219
Financial service industry	16,439	—	—	16,439
Other	2,714	—	—	2,714
Derivatives
Forward contracts	—	416	—	416
Option contracts	—	7	—	7
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	10,608	—	10,608

Total Assets	¥49,372	¥11,031	¥—	¥60,403

Liabilities
Derivatives
Forward contracts	¥—	¥2,968	¥—	¥2,968
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	1,008	—	1,008
Other	—	26,665	859	27,524

Total Liabilities	¥—	¥30,641	¥859	¥31,500

At March 31, 2012	Thousands of U.S. dollars
	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$331,366	$—	$—	$331,366
Financial service industry	197,147	—	—	197,147
Other	31,646	—	—	31,646
Derivatives
Forward contracts	—	27,439	—	27,439
Option contracts	—	61	—	61
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	19,390	—	19,390

Total Assets	$560,159	$46,890	$—	$607,049

Liabilities
Derivatives
Forward contracts	$—	$104,183	$—	$104,183
Interest rate swaps, cross currency swaps and interest rate cap agreements	—	14,353	—	14,353
Other	—	647,597	9,171	656,768

Total Liabilities	$—	$766,133	$9,171	$775,304

Summary Information About Changes of Level Three

The following table summarizes information about changes of Level 3 for the year ended March 31, 2012, 2011 and 2010:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Balance at beginning of year	¥(859)	¥(2,280)	¥919	$(10,476)
Total gains or losses (realized/unrealized)	107	219	1,543	1,305
Included in earnings	93	6	1,605	1,134
Included in other comprehensive income (loss)	14	213	(62)	171
Total purchases, issuance and settlements	—	1,202	(4,742)	—
Purchases	—	—	—	—
Issuance	—	—	—	—
Settlements	—	1,202	(4,742)	—

Balance at end of year	¥(752)	¥(859)	¥(2,280)	$(9,171)